Consolidated Statement of Changes in Equity (USD $) In Thousands, unless otherwise specified	Total	Series A Common and Common Shares	Additional Paid-In Capital	Treasury Shares	Retained Earnings	Total U.S. Cellular Shareholders' Equity	Noncontrolling Interests
Beginning balance at Dec. 31, 2011	$ 3,675,917	$ 88,074	$ 1,387,341	$ (152,817)	$ 2,297,363	$ 3,619,961	$ 55,956
Add (Deduct)
Net income (loss) attributable to U.S. Cellular shareholders	111,006				111,006	111,006
Net income (loss) attributable to noncontrolling interests classified as equity	30,019						30,019
Repurchase of Common Shares	(20,045)			(20,045)		(20,045)
Incentive and compensation plans	(2,042)		137	7,138	(9,317)	(2,042)
Stock-based compensation awards	21,249		21,249			21,249
Tax windfall (shortfall) from stock awards	(1,518)		(1,518)			(1,518)
Distributions to noncontrolling interests	(22,970)						(22,970)
Adjust investment in subsidiaries for noncontrolling interest purchases	3,658		5,244			5,244	(1,586)
Other	(27)						(27)
Ending balance at Dec. 31, 2012	3,795,247	88,074	1,412,453	(165,724)	2,399,052	3,733,855	61,392
Add (Deduct)
Net income (loss) attributable to U.S. Cellular shareholders	140,038				140,038	140,038
Net income (loss) attributable to noncontrolling interests classified as equity	4,251						4,251
Common and Series A Common Shares dividends	(482,270)				(482,270)	(482,270)
Repurchase of Common Shares	(18,544)			(18,544)		(18,544)
Incentive and compensation plans	6,073		222	19,576	(13,725)	6,073
Stock-based compensation awards	15,467		15,467			15,467
Tax windfall (shortfall) from stock awards	(3,267)		(3,267)			(3,267)
Distributions to noncontrolling interests	(3,576)						(3,576)
Adjust investment in subsidiaries for noncontrolling interest purchases	(52)		(146)			(146)	94
Deconsolidation of partnerships	(43,770)						(43,770)
Ending balance at Dec. 31, 2013	3,409,597	88,074	1,424,729	(164,692)	2,043,095	3,391,206	18,391
Add (Deduct)
Net income (loss) attributable to U.S. Cellular shareholders	(42,812)				(42,812)	(42,812)
Net income (loss) attributable to noncontrolling interests classified as equity	(4,787)						(4,787)
Repurchase of Common Shares	(18,943)			(18,943)		(18,943)
Incentive and compensation plans	978			14,496	(13,518)	978
Stock-based compensation awards	21,078		21,078			21,078
Tax windfall (shortfall) from stock awards	(1,161)		(1,161)			(1,161)
Distributions to noncontrolling interests	(2,993)						(2,993)
Acquisition of licenses in common control transaction	(47,126)		29,141		(76,267)	(47,126)
Adjust investment in subsidiaries for noncontrolling interest purchases	(1,229)		(1,229)			(1,229)
Ending balance at Dec. 31, 2014	$ 3,312,602	$ 88,074	$ 1,472,558	$ (169,139)	$ 1,910,498	$ 3,301,991	$ 10,611